UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765
______________________________________________

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—129.84%
Aerospace/defense — 1.15%
BE Aerospace, Inc.
6.875%, due 10/01/20[1]	425,000	470,156
Bombardier, Inc.
7.750%, due 03/15/20[1,2]	600,000	675,000
DynCorp International, Inc.
10.375%, due 07/01/17[1]	70,000	59,150
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21[1]	325,000	351,813
		1,556,119
Airlines — 0.50%
Delta Air Lines, Inc.
12.250%, due 03/15/15[1,2,3]	250,000	271,875
United Air Lines, Inc.
9.875%, due 08/01/13[1,2]	400,000	410,000
		681,875
Auto loans — 1.75%
Ford Motor Credit Co. LLC
12.000%, due 05/15/15[1]	1,575,000	1,960,875
General Motors Financial Co., Inc.
4.750%, due 08/15/17[1,2]	400,000	402,713
		2,363,588
Auto parts & equipment — 1.12%
Meritor, Inc.
10.625%, due 03/15/18[1]	275,000	284,969
Tenneco, Inc.
7.750%, due 08/15/18[1]	300,000	327,000
The Goodyear Tire & Rubber Co.
7.000%, due 05/15/22[1]	250,000	260,000
Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18[1,3]	581,000	647,815
		1,519,784
Automaker — 0.27%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[1]	340,000	358,700
Banking — 6.83%
Ally Financial, Inc.
5.500%, due 02/15/17[1]	400,000	416,043
6.750%, due 12/01/14[1]	500,000	538,750
8.000%, due 03/15/20[1]	1,750,000	2,047,500

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Banking— (concluded)
8.000%, due 11/01/31[1]	425,000	502,563
8.300%, due 02/12/15[1]	750,000	832,500
Bank of America Corp.
5.650%, due 05/01/18[1]	1,650,000	1,843,340
Capital One Capital III
7.686%, due 08/15/36[1]	330,000	333,300
Eksportfinans ASA
3.000%, due 11/17/14[1]	410,000	400,775
HBOS PLC
6.750%, due 05/21/18[1,2]	350,000	345,310
Lloyds Banking Group PLC
6.413%, due 10/01/35[1,2,4,5]	600,000	439,500
RBS Capital Trust II
6.425%, due 01/03/34[1,4,5]	575,000	451,375
Regions Financial Corp.
5.750%, due 06/15/15[1]	145,000	154,063
7.750%, due 11/10/14[1]	475,000	526,157
Royal Bank of Scotland Group PLC
5.000%, due 10/01/14[1]	400,000	404,520
		9,235,696
Beverages — 0.45%
Constellation Brands, Inc.
4.625%, due 03/01/23[1]	150,000	152,625
7.250%, due 05/15/17[1]	395,000	454,744
		607,369
Brokerage — 0.63%
E*Trade Financial Corp.
12.500%, due 11/30/17	750,000	855,938
Building & construction — 0.47%
Standard Pacific Corp.
10.750%, due 09/15/16[1]	375,000	452,812
Toll Brothers Finance Corp.
8.910%, due 10/15/17[1]	140,000	176,441
		629,253
Building materials — 1.42%
Hanson Ltd.
6.125%, due 08/15/16[1]	600,000	653,250
Masco Corp.
7.125%, due 03/15/20[1]	525,000	599,118

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Building materials— (concluded)
Vulcan Materials Co.
7.500%, due 06/15/21[1]	600,000	667,500
		1,919,868
Chemicals — 5.48%
Celanese US Holdings LLC
5.875%, due 06/15/21[1]	325,000	359,125
6.625%, due 10/15/18[1]	280,000	308,700
CF Industries, Inc.
6.875%, due 05/01/18[1]	200,000	242,000
7.125%, due 05/01/20[1]	1,460,000	1,812,225
Georgia Gulf Corp.
9.000%, due 01/15/17[1,2]	385,000	431,200
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18[1]	875,000	881,562
Ineos Finance PLC
9.000%, due 05/15/15[1,2]	200,000	212,000
Ineos Group Holdings PLC
8.500%, due 02/15/16[1,2]	300,000	282,750
LyondellBasell Industries NV
5.750%, due 04/15/24[1]	550,000	622,875
6.000%, due 11/15/21[1]	425,000	484,500
Momentive Performance Materials, Inc.
9.000%, due 01/15/21[1]	350,000	255,500
Nova Chemicals Corp.
8.625%, due 11/01/19[1]	1,335,000	1,521,900
		7,414,337
Computer hardware — 0.51%
Seagate HDD Cayman
7.000%, due 11/01/21[1]	100,000	107,000
7.750%, due 12/15/18[1]	535,000	587,163
		694,163
Consumer products — 0.04%
Libbey Glass, Inc.
6.875%, due 05/15/20[1,2]	50,000	53,313
Consumer/commercial/lease financing — 5.35%
CIT Group, Inc.
4.250%, due 08/15/17[1]	500,000	507,060
4.750%, due 02/15/15[1,2]	1,060,000	1,102,400
5.500%, due 02/15/19[1,2]	1,165,000	1,214,512
ILFC E-Capital Trust I
4.280%, due 12/21/65[1,2,5]	285,000	188,100
International Lease Finance Corp.
5.875%, due 08/15/22[1]	500,000	503,094
7.125%, due 09/01/18[1,2]	1,900,000	2,185,000

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Consumer/commercial/lease financing— (concluded)
8.625%, due 09/15/15[1,3]	990,000	1,110,037
Springleaf Finance Corp.
6.900%, due 12/15/17[1]	520,000	427,700
		7,237,903
Department stores — 0.21%
JC Penney Corp., Inc.
7.125%, due 11/15/23[1]	305,000	286,700
Diversified capital goods — 1.04%
Coleman Cable, Inc.
9.000%, due 02/15/18[1]	220,000	233,200
RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18[1]	265,000	291,500
SPX Corp.
6.875%, due 09/01/17[1]	325,000	360,750
7.625%, due 12/15/14[1]	475,000	526,063
		1,411,513
Electric-generation — 3.99%
Calpine Construction Finance Co. LLP/CCFC Finance Corp.
8.000%, due 06/01/16[1,2]	500,000	540,625
Calpine Corp.
7.875%, due 07/31/20[1,2]	550,000	618,750
DPL, Inc.
7.250%, due 10/15/21[1,2]	585,000	666,900
Energy Future Holding Co. Intermediate LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	500,000	561,250
GenOn Energy, Inc.
9.500%, due 10/15/18[1]	425,000	468,562
NRG Energy, Inc.
8.500%, due 06/15/19[1]	2,000,000	2,140,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[1,2]	500,000	402,500
		5,398,587
Electric-integrated — 0.94%
AES Corp.
8.000%, due 10/15/17[1]	500,000	583,750
8.000%, due 06/01/20[1]	590,000	687,350
		1,271,100
Electronics — 2.40%
Freescale Semiconductor, Inc.
8.050%, due 02/01/20[1]	200,000	196,500

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Electronics— (concluded)
9.250%, due 04/15/18[1,2]	375,000	405,937
10.125%, due 03/15/18[1,2]	221,000	241,995
Jabil Circuit, Inc.
4.700%, due 09/15/22[1]	80,000	80,400
8.250%, due 03/15/18[1]	1,080,000	1,296,000
KEMET Corp.
10.500%, due 05/01/18[1]	175,000	175,219
NXP BV/NXP Funding LLC
9.750%, due 08/01/18[1,2]	300,000	342,750
Sanmina-SCI Corp.
7.000%, due 05/15/19[1,2]	500,000	502,500
		3,241,301
Energy-exploration & production — 10.03%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18[1]	500,000	502,500
Berry Petroleum Co.
6.750%, due 11/01/20[1]	315,000	337,050
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22[1,2]	550,000	561,000
Chesapeake Energy Corp.
9.500%, due 02/15/15[1]	500,000	548,750
Comstock Resources, Inc.
8.375%, due 10/15/17[1]	55,000	56,100
Connacher Oil and Gas Ltd.
8.500%, due 08/01/19[1,2]	415,000	332,000
Denbury Resources, Inc.
8.250%, due 02/15/20[1]	574,000	651,490
9.750%, due 03/01/16[1]	500,000	542,500
Encore Acquisition Co.
9.500%, due 05/01/16[1]	200,000	218,000
EP Energy LLC/EP Energy Finance, Inc.
9.375%, due 05/01/20[1,2]	650,000	706,875
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, due 09/01/22[1,2]	250,000	250,625
Forest Oil Corp.
7.250%, due 06/15/19[1]	865,000	843,375
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[1,2]	75,000	82,500
8.000%, due 02/15/20[1,2]	300,000	332,250
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19[1,2]	125,000	124,375
7.750%, due 02/01/21[1]	340,000	354,450
8.625%, due 04/15/20[1]	1,190,000	1,285,200
Newfield Exploration Co.
5.750%, due 01/30/22[1]	250,000	273,750
PetroBakken Energy Ltd.
8.625%, due 02/01/20[1,2]	455,000	465,238
Quicksilver Resources, Inc.

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Energy-exploration & production— (concluded)
7.125%, due 04/01/16[1]	425,000	344,250
9.125%, due 08/15/19[1]	200,000	178,000
11.750%, due 01/01/16[1]	750,000	735,000
Range Resources Corp.
5.750%, due 06/01/21[1]	550,000	585,062
7.250%, due 05/01/18[1]	255,000	270,300
8.000%, due 05/15/19[1]	300,000	331,500
Samson Investment Co.
9.750%, due 02/15/20[1,2]	815,000	839,450
SandRidge Energy, Inc.
7.500%, due 03/15/21[1]	200,000	202,500
7.500%, due 02/15/23[1,2]	440,000	442,200
8.750%, due 01/15/20[1]	300,000	319,500
Swift Energy Co.
7.875%, due 03/01/22[1]	300,000	312,000
Whiting Petroleum Corp.
6.500%, due 10/01/18[1]	500,000	538,125
		13,565,915
Environmental — 0.29%
Casella Waste Systems, Inc.
11.000%, due 07/15/14[1]	225,000	238,500
Clean Harbors, Inc.
5.250%, due 08/01/20[1,2]	150,000	153,938
		392,438
Food & drug retailers — 1.05%
Ingles Markets, Inc.
8.875%, due 05/15/17[1]	400,000	432,000
Rite Aid Corp.
10.375%, due 07/15/16[1]	580,000	612,263
SUPERVALU, Inc.
8.000%, due 05/01/16[1]	425,000	380,375
		1,424,638
Food-wholesale — 1.21%
Michael Foods, Inc.
9.750%, due 07/15/18[1]	450,000	497,250
US Foodservice
8.500%, due 06/30/19[1,2]	300,000	306,750
Viskase Cos., Inc.
9.875%, due 01/15/18[1,2]	800,000	836,000
		1,640,000

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Forestry/paper — 1.94%
Boise Cascade LLC
7.125%, due 10/15/14[1]	500,000	500,000
Boise Paper Holdings LLC
9.000%, due 11/01/17[1]	95,000	105,212
Clearwater Paper Corp.
7.125%, due 11/01/18[1]	195,000	213,037
Domtar Corp.
10.750%, due 06/01/17[1]	225,000	292,102
Georgia-Pacific LLC
8.875%, due 05/15/31[1]	825,000	1,197,712
Mercer International, Inc.
9.500%, due 12/01/17[1]	300,000	317,250
		2,625,313
Gaming — 6.47%
Boyd Gaming Corp.
9.125%, due 12/01/18[1]	695,000	720,194
Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15[1]	820,000	680,600
10.000%, due 12/15/15[1]	535,000	458,762
10.000%, due 12/15/18[1]	975,000	614,250
11.250%, due 06/01/17[1]	370,000	398,675
CityCenter Holdings LLC/CityCenter Finance Corp.
10.750%, due 01/15/17[1]	877,262	929,898
Graton Economic Development Authority
9.625%, due 09/01/19[1,2]	200,000	206,000
Jacobs Entertainment, Inc.
9.750%, due 06/15/14[1]	535,000	529,650
Marina District Finance Co., Inc.
9.500%, due 10/15/15[1]	265,000	262,350
MGM Resorts International
10.000%, due 11/01/16[1]	1,545,000	1,720,744
11.125%, due 11/15/17[1]	250,000	278,125
Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[1,2]	985,000	805,237
Yonkers Racing Corp.
11.375%, due 07/15/16[1,2]	1,080,000	1,144,800
		8,749,285
Gas distribution — 3.89%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20[1]	335,000	356,775
Atlas Pipeline Partners LP
8.750%, due 06/15/18[1]	275,000	294,938
Crosstex Energy LP
8.875%, due 02/15/18[1]	700,000	747,250

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Gas distribution— (concluded)
El Paso Corp. MTN
7.750%, due 01/15/32[1]	1,235,000	1,454,042
Energy Transfer Partners LP
6.050%, due 06/01/41[1]	355,000	386,421
7.500%, due 07/01/38[1]	275,000	328,077
Ferrellgas LP/Ferrellgas Finance Corp.
9.125%, due 10/01/17[1]	500,000	536,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.750%, due 11/01/20[1]	200,000	215,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18[1]	475,000	484,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.500%, due 10/01/18[1,2]	422,000	454,705
		5,258,458
Health facilities — 3.10%
Capella Healthcare, Inc.
9.250%, due 07/01/17[1]	90,000	95,513
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18[1]	200,000	206,250
7.125%, due 07/15/20[1]	450,000	471,375
8.000%, due 11/15/19[1]	225,000	243,000
HCA, Inc.
5.875%, due 03/15/22[1]	150,000	159,562
6.250%, due 02/15/13[1]	275,000	280,500
7.500%, due 02/15/22[1]	620,000	689,750
7.875%, due 02/15/20[1]	300,000	334,875
8.500%, due 04/15/19[1]	500,000	563,750
Tenet Healthcare Corp.
6.875%, due 11/15/31[1]	450,000	392,625
8.000%, due 08/01/20[1]	150,000	159,000
8.875%, due 07/01/19[1]	100,000	113,750
United Surgical Partners International, Inc.
9.000%, due 04/01/20[1,2]	450,000	483,187
US Oncology, Inc.
9.125%, due 08/15/17[1,6]	250,000	5,000
		4,198,137
Health services — 0.89%
AMGH Merger Sub, Inc.
9.250%, due 11/01/18[1,2]	300,000	324,750
ExamWorks Group, Inc.
9.000%, due 07/15/19[1]	850,000	881,875
		1,206,625
Hotels — 0.91%
Felcor Lodging LP
6.750%, due 06/01/19[1]	335,000	359,287

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Hotels— (concluded)
Hilton Worldwide, Inc.
4.935%, due 11/15/13[1,2,5]	250,000	245,167
Host Hotels & Resorts LP
4.750%, due 03/01/23[1]	300,000	307,500
6.000%, due 10/01/21[1]	55,000	62,150
9.000%, due 05/15/17[1]	235,000	256,150
		1,230,254
Household & leisure products — 0.09%
ACCO Brands Corp.
6.750%, due 04/30/20[1,2]	110,000	116,325
Investments & miscellaneous financial services — 0.57%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18[1,2]	150,000	159,750
8.000%, due 01/15/18[1]	575,000	612,375
		772,125
Leisure — 1.60%
Diamond Resorts Corp.
12.000%, due 08/15/18[1]	1,100,000	1,170,125
Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	950,000	990,375
		2,160,500
Life insurance — 0.24%
American General Institutional Capital A
7.570%, due 12/01/45[1,2]	300,000	324,000
Machinery — 0.83%
Case New Holland, Inc.
7.875%, due 12/01/17[1]	515,000	605,125
The Manitowoc Co., Inc.
8.500%, due 11/01/20[1]	465,000	514,988
		1,120,113
Managed care — 0.96%
Multiplan, Inc.
9.875%, due 09/01/18[1,2]	1,175,000	1,292,500
Media-broadcast — 1.18%
Clear Channel Communications, Inc.
10.750%, due 08/01/16[1]	610,000	384,300

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Media-broadcast— (concluded)
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17[1]	325,000	349,375
Sinclair Television Group, Inc.
8.375%, due 10/15/18[1]	350,000	382,812
9.250%, due 11/01/17[1,2]	100,000	111,250
Univision Communications, Inc.
7.875%, due 11/01/20[1,2]	60,000	64,350
XM Satellite Radio, Inc.
13.000%, due 08/01/13[1,2]	275,000	305,594
		1,597,681
Media-cable — 5.83%
Cablevision Systems Corp.
8.625%, due 09/15/17[1]	640,000	732,800
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21[1]	450,000	482,625
8.125%, due 04/30/20[1]	450,000	506,250
CSC Holdings LLC
8.625%, due 02/15/19[1]	475,000	555,750
DISH DBS Corp.
7.750%, due 05/31/15[1]	665,000	741,475
7.875%, due 09/01/19[1]	1,000,000	1,148,750
Nara Cable Funding Ltd.
8.875%, due 12/01/18[1,2]	450,000	408,375
Ono Finance II PLC
10.875%, due 07/15/19[1,2]	375,000	300,000
UPCB Finance V Ltd.
7.250%, due 11/15/21[1,2]	600,000	654,000
Videotron Ltee
5.000%, due 07/15/22[1]	335,000	355,100
Virgin Media Finance PLC
5.250%, due 02/15/22[1]	475,000	497,562
8.375%, due 10/15/19[1]	500,000	565,000
9.500%, due 08/15/16[1]	207,000	231,323
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19[1,2]	675,000	702,000
		7,881,010
Media-diversified — 0.43%
Entravision Communications Corp.
8.750%, due 08/01/17[1]	545,000	584,513
Media-services — 1.49%
Nielsen Finance LLC/Nielson Finance Co.
7.750%, due 10/15/18[1]	225,000	253,125
11.500%, due 05/01/16[1]	225,000	252,000
11.625%, due 02/01/14[1]	81,000	91,935

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Media-services— (concluded)
WMG Acquisition Corp.
9.500%, due 06/15/16[1]	1,300,000	1,423,500
		2,020,560
Medical products — 1.35%
Biomet, Inc.
10.000%, due 10/15/17[1]	625,000	661,328
Fresenius Medical Care US Finance II, Inc.
5.625%, due 07/31/19[1,2]	400,000	427,500
Grifols, Inc.
8.250%, due 02/01/18[1]	580,000	638,000
Hologic, Inc.
6.250%, due 08/01/20[1,2]	100,000	105,875
		1,832,703
Metals/mining excluding steel — 3.62%
Arch Coal, Inc.
8.750%, due 08/01/16[1]	350,000	350,000
Consol Energy, Inc.
8.000%, due 04/01/17[1]	375,000	404,062
FMG Resources (August 2006)
7.000%, due 11/01/15[1,2]	1,050,000	1,031,625
8.250%, due 11/01/19[1,2]	200,000	199,000
Inmet Mining Corp.
8.750%, due 06/01/20[1,2]	440,000	452,100
Mirabela Nickel Ltd.
8.750%, due 04/15/18[1,2]	175,000	129,063
Murray Energy Corp.
10.250%, due 10/15/15[1,2]	1,190,000	1,160,250
Novelis, Inc.
8.375%, due 12/15/17[1]	400,000	442,000
Peabody Energy Corp.
7.375%, due 11/01/16[1]	350,000	391,125
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, due 06/01/20[1,2]	325,000	330,687
		4,889,912
Multi-line insurance — 0.50%
American International Group, Inc.
6.250%, due 03/15/37[1]	375,000	376,875
Glen Meadow Pass Through Trust
6.505%, due 02/12/67[1,2,5]	375,000	301,875
		678,750

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Oil field equipment & services — 3.74%
Atwood Oceanics, Inc.
6.500%, due 02/01/20[1]	75,000	80,062
CHC Helicopter SA
9.250%, due 10/15/20[1]	200,000	204,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.
6.625%, due 11/15/19[1,2]	240,000	230,400
Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17[1]	225,000	235,125
Expro Finance Luxembourg
8.500%, due 12/15/16[1,2]	227,000	227,000
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[1,2]	423,000	442,035
Key Energy Services, Inc.
6.750%, due 03/01/21[1,2]	150,000	151,875
6.750%, due 03/01/21[1]	500,000	508,750
McJunkin Red Man Corp.
9.500%, due 12/15/16[1]	860,000	937,400
Offshore Group Investment Ltd.
11.500%, due 08/01/15[1,2]	250,000	276,250
11.500%, due 08/01/15[1]	1,000,000	1,105,000
SESI LLC
7.125%, due 12/15/21[1]	590,000	656,375
		5,054,272
Oil refining & marketing — 0.43%
Tesoro Corp.
9.750%, due 06/01/19[1]	500,000	576,250
Packaging — 4.74%
Ardagh Packaging Finance PLC
7.375%, due 10/15/17[1,2]	505,000	541,612
9.125%, due 10/15/20[1,2]	500,000	522,500
Berry Plastics Corp.
8.250%, due 11/15/15[1]	225,000	236,813
Graphic Packaging International, Inc.
7.875%, due 10/01/18[1]	185,000	206,275
9.500%, due 06/15/17[1]	305,000	336,263
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16[1]	985,000	1,122,900
Reynolds Group Issuer, Inc.
7.750%, due 10/15/16[1,3]	350,000	365,750
7.875%, due 08/15/19[1]	1,225,000	1,362,812
9.875%, due 08/15/19[1]	1,000,000	1,057,500
Sealed Air Corp.
8.375%, due 09/15/21[1,2]	585,000	658,125
		6,410,550

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Personal & casualty — 0.93%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[1,2,5]	520,000	726,700
XL Group PLC, Series E
6.500%, due 04/15/17[1,4,5]	590,000	537,638
		1,264,338
Pharmaceuticals — 2.56%
ConvaTec Healthcare SA
10.500%, due 12/15/18[1,2]	700,000	745,500
Mylan, Inc.
7.625%, due 07/15/17[1,2]	445,000	493,950
7.875%, due 07/15/20[1,2]	275,000	310,750
Valeant Pharmaceuticals International
7.000%, due 10/01/20[1,2]	1,455,000	1,505,925
Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC
7.750%, due 09/15/18[1]	380,000	409,450
		3,465,575
Printing & publishing — 0.88%
Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[1,2,3]	450,000	328,500
Gannett Co., Inc.
9.375%, due 11/15/17[1]	300,000	336,750
The McClatchy Co.
11.500%, due 02/15/17[1]	500,000	530,000
		1,195,250
Real estate development & management — 0.33%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17[1]	400,000	450,000
Real estate investment trusts — 1.52%
Developers Diversified Realty Corp.
9.625%, due 03/15/16[1]	600,000	733,460
DuPont Fabros Technology LP
8.500%, due 12/15/17[1]	1,200,000	1,326,000
		2,059,460
Software/services — 4.46%
Ceridian Corp.
11.250%, due 11/15/15[1,3]	355,000	348,787
Epicor Software Corp.
8.625%, due 05/01/19[1]	300,000	309,000

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Software/services— (concluded)
First Data Corp.
9.875%, due 09/24/15[1]	1,075,000	1,094,875
11.250%, due 03/31/16[1]	1,000,000	960,000
Infor US, Inc.
9.375%, due 04/01/19[1,2]	500,000	541,250
MedAssets, Inc.
8.000%, due 11/15/18[1]	600,000	648,000
Sungard Data Systems, Inc.
10.250%, due 08/15/15[1]	1,700,000	1,740,375
Unisys Corp.
12.750%, due 10/15/14[1,2]	359,000	387,720
		6,030,007
Specialty retail — 3.48%
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19[1]	425,000	457,937
Limited Brands, Inc.
5.625%, due 02/15/22[1]	150,000	157,875
7.600%, due 07/15/37[1]	450,000	461,250
Michaels Stores, Inc.
7.750%, due 11/01/18[1]	700,000	745,500
Party City Holdings, Inc.
8.875%, due 08/01/20[1,2]	125,000	132,188
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[1,2]	550,000	611,875
QVC, Inc.
7.500%, due 10/01/19[1,2]	875,000	969,512
Susser Holdings/Susser Finance Corp.
8.500%, due 05/15/16[1]	100,000	108,625
Toys R Us Property Co. II LLC
8.500%, due 12/01/17[1]	255,000	276,038
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[1,7]	760,000	791,350
		4,712,150
Steel producers/products — 2.68%
AK Steel Corp.
7.625%, due 05/15/20[1]	320,000	283,200
APERAM
7.750%, due 04/01/18[1,2]	225,000	186,750
JMC Steel Group
8.250%, due 03/15/18[1,2]	200,000	204,500
Ryerson, Inc.
12.000%, due 11/01/15[1,3]	2,150,000	2,187,625
Severstal Columbus LLC
10.250%, due 02/15/18[1]	400,000	412,000

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Steel producers/products— (concluded)
US Steel Corp.
7.375%, due 04/01/20[1]	350,000	345,625
		3,619,700
Support-services — 6.70%
Aramark Corp.
8.500%, due 02/01/15[1]	1,100,000	1,127,511
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.750%, due 05/15/16[1,3]	350,000	360,066
9.625%, due 03/15/18[1]	250,000	277,500
FTI Consulting, Inc.
6.750%, due 10/01/20[1]	175,000	186,812
Interactive Data Corp.
10.250%, due 08/01/18[1]	45,000	50,738
Iron Mountain, Inc.
8.000%, due 06/15/20[1]	360,000	384,750
8.375%, due 08/15/21[1]	630,000	696,150
Reliance Intermediate Holdings LP
9.500%, due 12/15/19[1,2]	700,000	777,000
ServiceMaster Co.
7.000%, due 08/15/20[1,2]	150,000	152,625
8.000%, due 02/15/20[1]	500,000	533,125
SquareTwo Financial Corp.
11.625%, due 04/01/17[1]	2,625,000	2,283,750
The Geo Group, Inc.
7.750%, due 10/15/17[1]	500,000	541,875
United Rentals North America, Inc.
10.875%, due 06/15/16[1]	225,000	251,719
UR Merger Sub Corp.
5.750%, due 07/15/18[1,2]	200,000	211,500
8.250%, due 02/01/21[1]	100,000	109,500
West Corp.
7.875%, due 01/15/19[1]	550,000	544,500
11.000%, due 10/15/16[1]	550,000	573,375
		9,062,496
Telecom-integrated/services — 7.57%
CenturyLink, Inc.
6.450%, due 06/15/21[1]	375,000	418,512
7.600%, due 09/15/39[1]	150,000	154,965
Cincinnati Bell, Inc.
7.000%, due 02/15/15[1]	350,000	353,500
Embarq Corp.
7.995%, due 06/01/36[1]	125,000	138,236
Equinix, Inc.
7.000%, due 07/15/21[1]	150,000	168,375
8.125%, due 03/01/18[1]	710,000	788,100
Frontier Communications Corp.
7.875%, due 04/15/15[1]	233,000	259,213

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Telecom-integrated/services— (concluded)
8.250%, due 04/15/17[1]	520,000	579,800
9.000%, due 08/15/31[1]	545,000	572,250
Hughes Satellite Systems Corp.
6.500%, due 06/15/19[1]	75,000	80,344
7.625%, due 06/15/21[1]	75,000	82,875
Intelsat Jackson Holdings SA
7.250%, due 10/15/20[1,2]	825,000	888,937
11.250%, due 06/15/16[1]	1,119,000	1,177,747
Intelsat Luxembourg Ltd.
11.250%, due 02/04/17[1]	1,050,000	1,102,500
Level 3 Communications, Inc.
11.875%, due 02/01/19[1]	325,000	362,375
Level 3 Financing, Inc.
8.625%, due 07/15/20[1]	75,000	80,250
10.000%, due 02/01/18[1]	1,085,000	1,190,787
PAETEC Holding Corp.
9.875%, due 12/01/18[1]	1,150,000	1,302,375
Windstream Corp.
8.125%, due 09/01/18[1]	500,000	532,500
		10,233,641
Telecom-wireless — 4.74%
Clearwire Communications LLC/Finance
12.000%, due 12/01/15[1,2]	335,000	331,650
Cricket Communications, Inc.
7.750%, due 05/15/16[1]	525,000	553,875
10.000%, due 07/15/15[1]	490,000	505,925
Nextel Communications, Series D
7.375%, due 08/01/15[1]	252,000	253,260
SBA Telecommunications, Inc.
5.750%, due 07/15/20[1,2]	150,000	156,750
Sprint Capital Corp.
8.750%, due 03/15/32[1]	300,000	303,000
Sprint Nextel Corp.
6.000%, due 12/01/16[1]	925,000	943,500
8.375%, due 08/15/17[1]	605,000	665,500
9.000%, due 11/15/18[1,2]	600,000	708,000
9.125%, due 03/01/17[1]	235,000	263,200
11.500%, due 11/15/21[1]	125,000	156,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, due 04/30/18[1,2]	300,000	337,128
Wind Acquisition Finance SA
7.250%, due 02/15/18[1,2]	350,000	322,000
11.750%, due 07/15/17[1,2]	1,000,000	915,000
		6,415,038
Telecommunications equipment — 0.62%
CDW LLC/CDW Finance Corp.
8.500%, due 04/01/19[1]	130,000	142,350

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (concluded)
Telecommunications equipment— (concluded)
12.535%, due 10/12/17[1]	650,000	697,125
		839,475
Theaters & entertainment — 0.40%
AMC Entertainment, Inc.
8.750%, due 06/01/19[1]	175,000	191,625
9.750%, due 12/01/20[1]	320,000	353,600
		545,225
Transportation excluding air/rail — 1.04%
CMA CGM SA
8.500%, due 04/15/17[1,2]	75,000	48,000
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17[1]	500,000	527,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17	435,000	407,813
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	415,000	422,781
		1,406,094
Total corporate bonds (cost—$169,484,987)		175,638,383

Commercial mortgage-backed security—0.25%
CWCapital COBALT, Series 2007-C3, Class AJ
5.998%, due 05/15/46[1,5] (cost — $468,318)	525,000	340,724

Repurchase agreement—0.32%
Repurchase agreement dated 08/31/12 with State
Street Bank & Trust Co., 0.010% due 09/04/12,
collateralized by $21,105 Federal Home Loan Bank
obligations, zero coupon due 09/28/12 and $284,551
US Treasury Bonds, 4.500% to 6.250% due 05/15/30
to 02/15/36; (value—$437,585); proceeds: $429,000
(cost — $429,000)	429,000	429,000
Total investments
(cost — $170,382,305)— 130.41%		176,408,107
Liabilities in excess of other assets — (30.41)%		(41,137,190)
Net assets — 100.00%		135,270,917

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2012 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,180,078
Gross unrealized depreciation	(2,154,276)
Net unrealized appreciation	$6,025,802

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
RBS	EUR	1,130,000	USD	1,386,202	09/06/12	(35,127)
RBS	EUR	1,130,000	USD	1,418,392	10/09/12	(3,423)
RBS	USD	1,417,870	EUR	1,130,000	09/06/12	3,459
						(35,091)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	175,633,383	5,000	175,638,383
Commercial mortgage-
backed security	—	340,724	—	340,724
Repurchase agreement	—	429,000	—	429,000
Forward foreign currency
contracts, net	—	(35,091)	—	(35,091)
Total	—	176,368,016	5,000	176,373,016

At August 31, 2012, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund's investment that was valued using unobservable inputs (Level 3) for the three months ended August 31, 2012:

Corporate bond
Beginning balance	$—
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	5,000
Transfers out of Level 3	—
Ending balance	$5,000

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at August 31, 2012 was $1,250. Transfer into Level 3 represents the value at the end of the period. At August 31, 2012, a security was transferred from Level 2 to Level 3 as the valuation was based primarily on unobservable inputs.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).

The board has delegated to the UBS Global Asset Management (Americas) Inc. Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and other instruments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. If the Fund concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the New York Stock Exchange (“NYSE”), the Fund will use fair value methods to reflect those events.

Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

US GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In May 2011, FASB issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments (%)
United States	85.6
Luxembourg	3.4
Canada	2.8
United Kingdom	1.9
Cayman Islands	1.5
Ireland	1.5
Netherlands	0.8
Australia	0.8
Liberia	0.6
Marshall Islands	0.5
Puerto Rico	0.2
Norway	0.2
France	0.2
Total	100.0

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's annual report to shareholders dated May 31, 2012.

Portfolio footnotes

1	Entire or partial amount pledged as collateral for bank loan.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 33.01% of net assets as of August 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Step bond that converts to the noted fixed rate at a designated future date.

4	Perpetual bond security. The maturity date reflects next call date.

5	Variable or floating rate security. The interest rate shown is the current rate as of August 31, 2012 and changes periodically.

6	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.

7	Payment-in-kind security for which part of the income earned may be paid as additional principal.

Portfolio acronyms:
MTN	Medium Term Note
OJSC	Open Joint Stock Company
Currency abbreviations:
EUR	Euro
USD	United States Dollar
Counterparty abbreviation:
RBS	Royal Bank of Scotland Group plc

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 29, 2012